Cash, cash equivalents and short-term time deposits - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 bank position	Dec. 31, 2020 position bank
CHF
Disclosure Of Detailed Information About Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Number Of Short-Term Time Deposit Positions | position	1	3
Number Of Banks Where Deposits Are Held | bank	1	2
USD
Disclosure Of Detailed Information About Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Number Of Short-Term Time Deposit Positions | position	3
Number Of Banks Where Deposits Are Held | bank	2